Original
1314744

FORM D

SEC MAIL RECEIVED PROCESSING SECTION
JAN 18 2005
WASH., D.C. 213

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
FLORIDA CAPITAL INVESTMENT PARTNERS, LTD.

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

05001921

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
FLORIDA CAPITAL INVESTMENT PARTNERS, LTD.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
300 International Parkway, Suite 130, Heathrow, FL 32746	407-333-1604
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business

The Issuer plans to purchase sites upon which to construct luxury apartment projects.

PROCESSED
JAN 21 2005
THOMSON FINANCIAL

Type of Business Organization
☐ corporation ☒ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 12 Year 04 ☒ Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) FL

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

FCLC Investment, LLC, a Florida limited liability company

Full Name (Last name first, if individual)

300 International Parkway, Suite 130, Heathrow, FL 32746

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

FLORIDA CAPITAL LAND CORPORATION, a Florida corporation

Full Name (Last name first, if individual)

300 International Parkway, Suite 130, Heathrow, FL 32746

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☒ General and/or Managing Partner

CHRISTY, KATHERINE A.

Full Name (Last name first, if individual)

300 International Parkway, Suite 130, Heathrow, FL 32746

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☒ General and/or Managing Partner

SELBY, C. THOMAS

Full Name (Last name first, if individual)

300 International Parkway, Suite 130, Heathrow, FL 32746

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[ ]	[X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

ARCHER ALEXANDER SECURITIES CORPORATION (CRD #41555)

Business or Residence Address (Number and Street, City, State, Zip Code)

9401 Indian Creek Parkway, Suite 480, Overland Park, KS 66210-2007

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[X] AL	[ ] AK	[X] AZ	[X] AR	[X] CA	[X] CO	[X] CT	[X] DE	[X] DC	[X] FL	[X] GA	[X] HI	[X] ID
[X] IL	[X] IN	[X] IA	[X] KS	[X] KY	[X] LA	[X] ME	[X] MD	[X] MA	[X] MI	[X] MN	[X] MS	[X] MO
[X] MT	[X] NE	[X] NV	[X] NH	[X] NJ	[X] NM	[X] NY	[X] NC	[X] ND	[X] OH	[X] OK	[X] OR	[X] PA
[X] RI	[X] SC	[X] SD	[X] TN	[X] TX	[X] UT	[X] VT	[X] VA	[X] WA	[X] WV	[X] WI	[X] WY	[ ] PR

Full Name (Last name first, if individual)

ASSOCIATED SECURITIES CORP. (CRD #12969)

Business or Residence Address (Number and Street, City, State, Zip Code)

5933 W. Century Blvd, 9th Floor, Los Angeles, CA 90045-5454

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[X] AL	[X] AK	[X] AZ	[X] AR	[X] CA	[X] CO	[X] CT	[X] DE	[X] DC	[X] FL	[X] GA	[X] HI	[X] ID
[X] IL	[X] IN	[X] IA	[X] KS	[X] KY	[X] LA	[X] ME	[X] MD	[X] MA	[X] MI	[X] MN	[X] MS	[X] MO
[X] MT	[X] NE	[X] NV	[X] NH	[X] NJ	[X] NM	[X] NY	[X] NC	[X] ND	[X] OH	[X] OK	[X] OR	[X] PA
[X] RI	[X] SC	[X] SD	[X] TN	[X] TX	[X] UT	[X] VT	[X] VA	[X] WA	[X] WV	[X] WI	[X] WY	[ ] PR

Full Name (Last name first, if individual)

BARRIGER & BARRIGER INCORPORATED (CRD #39324)

Business or Residence Address (Number and Street, City, State, Zip Code)

198 Bridgeville Road, Monticello, NY 12701

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[ ] AL	[ ] AK	[ ] AZ	[ ] AR	[X] CA	[ ] CO	[ ] CT	[ ] DE	[ ] DC	[X] FL	[ ] GA	[ ] HI	[ ] ID
[X] IL	[ ] IN	[ ] IA	[ ] KS	[ ] KY	[ ] LA	[ ] ME	[ ] MD	[ ] MA	[ ] MI	[ ] MN	[ ] MS	[ ] MO
[ ] MT	[ ] NE	[ ] NV	[ ] NH	[X] NJ	[ ] NM	[X] NY	[X] NC	[ ] ND	[ ] OH	[ ] OK	[X] OR	[X] PA
[ ] RI	[ ] SC	[ ] SD	[ ] TN	[ ] TX	[ ] UT	[ ] VT	[ ] VA	[ ] WA	[ ] WV	[ ] WI	[X] WY	[ ] PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

BERTHEL, FISHER & COMPANY FINANCIAL SERVICES, INC. (CRD #13609)

Business or Residence Address (Number and Street, City, State, Zip Code)

701 Tama Street, Building B, Marion, IA 52302-0609

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☑ AL	☑ AK	☑ AZ	☑ AR	☑ CA	☑ CO	☑ CT	☑ DE	☑ DC	☑ FL	☑ GA	☑ HI	☑ ID
☑ IL	☑ IN	☑ IA	☑ KS	☑ KY	☑ LA	☑ ME	☑ MD	☑ MA	☑ MI	☑ MN	☑ MS	☑ MO
☑ MT	☑ NE	☑ NV	☑ NH	☑ NJ	☑ NM	☑ NY	☑ NC	☑ ND	☑ OH	☑ OK	☑ OR	☑ PA
☑ RI	☑ SC	☑ SD	☑ TN	☑ TX	☑ UT	☑ VT	☑ VA	☑ WA	☑ WV	☑ WI	☑ WY	☐ PR

Full Name (Last name first, if individual)

BROOKSTREET SECURITIES CORPORATION (CRD #14667)

Business or Residence Address (Number and Street, City, State, Zip Code)

2361 Campus Drive #210, Irvine, CA 92612

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

☐ AL	☐ AK	☐ AZ	☐ AR	☐ CA	☐ CO	☐ CT	☐ DE	☐ DC	☐ FL	☐ GA	☐ HI	☐ ID
☐ IL	☐ IN	☐ IA	☐ KS	☐ KY	☐ LA	☐ ME	☐ MD	☐ MA	☐ MI	☐ MN	☐ MS	☐ MO
☐ MT	☐ NE	☐ NV	☐ NH	☐ NJ	☐ NM	☐ NY	☐ NC	☐ ND	☐ OH	☐ OK	☐ OR	☐ PA
☐ RI	☐ SC	☐ SD	☐ TN	☐ TX	☐ UT	☐ VT	☐ VA	☐ WA	☐ WV	☐ WI	☐ WY	☐ PR

Full Name (Last name first, if individual)

BURCH & COMPANY, INC. (CRD #102280)

Business or Residence Address (Number and Street, City, State, Zip Code)

600 Commerce Tower, 911 Main Street, Kansas City, MO 64105

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☑ AL	☑ AK	☑ AZ	☑ AR	☑ CA	☑ CO	☑ CT	☑ DE	☑ DC	☑ FL	☑ GA	☑ HI	☑ ID
☑ IL	☑ IN	☑ IA	☑ KS	☑ KY	☑ LA	☑ ME	☑ MD	☑ MA	☑ MI	☑ MN	☑ MS	☑ MO
☑ MT	☑ NE	☑ NV	☑ NH	☑ NJ	☑ NM	☑ NY	☑ NC	☑ ND	☑ OH	☑ OK	☑ OR	☑ PA
☑ RI	☑ SC	☑ SD	☑ TN	☑ TX	☑ UT	☑ VT	☑ VA	☑ WA	☑ WV	☑ WI	☑ WY	☐ PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

CALTON & ASSOCIATES, INC (CRD #20999)

Business or Residence Address (Number and Street, City, State, Zip Code)

14497 N. Dale Mabry Hwy, Suite 215, Tampa, FL 33618

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

✓AL	✓AK	✓AZ	✓AR	✓CA	✓CO	✓CT	✓DE	✓DC	✓FL	✓GA	✓HI	✓ID
✓IL	✓IN	✓IA	✓KS	✓KY	✓LA	✓ME	✓MD	✓MA	✓MI	✓MN	✓MS	✓MO
✓MT	✓NE	✓NV	✓NH	✓NJ	✓NM	✓NY	✓NC	✓ND	✓OH	✓OK	✓OR	✓PA
✓RI	✓SC	✓SD	✓TN	✓TX	✓UT	✓VT	✓VA	✓WA	✓WV	✓WI	✓WY	PR

Full Name (Last name first, if individual)

CANTONE RESEARCH INC. (CRD #26314)

Business or Residence Address (Number and Street, City, State, Zip Code)

766 Shrewsbury Avenue, Tinton Falls, NJ 07724

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

✓AL	AK	✓AZ	✓AR	✓CA	✓CO	✓CT	✓DE	✓DC	✓FL	✓GA	✓HI	✓ID
✓IL	✓IN	✓IA	✓KS	✓KY	✓LA	ME	✓MD	✓MA	✓MI	✓MN	✓MS	✓MO
✓MT	✓NE	✓NV	✓NH	✓NJ	✓NM	✓NY	✓NC	ND	✓OH	✓OK	✓OR	✓PA
✓RI	✓SC	✓SD	✓TN	✓TX	✓UT	✓VT	✓VA	✓WA	WV	✓WI	WY	✓PR

Full Name (Last name first, if individual)

CAPITAL ANALYSTS, INCORPORATED (CRD #5478)

Business or Residence Address (Number and Street, City, State, Zip Code)

3 Radnor Corporate Center, Suite 220, Radnor, PA 19087

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

CCH B20453 0630

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

CAPITAL FINANCIAL SERVICES, INC. (CRD #8408)

Business or Residence Address (Number and Street, City, State, Zip Code)

#1 North Main Street, Minot, ND 58703

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

☐ AL	☐ AK	☒ AZ	☒ AR	☒ CA	☒ CO	☐ CT	☐ DE	☐ DC	☒ FL	☐ GA	☐ HI	☐ ID
☒ IL	☒ IN	☒ IA	☒ KS	☒ KY	☐ LA	☒ ME	☒ MD	☐ MA	☒ MI	☒ MN	☐ MS	☒ MO
☒ MT	☒ NE	☒ NV	☐ NH	☒ NJ	☒ NM	☒ NY	☒ NC	☒ ND	☒ OH	☒ OK	☒ OR	☒ PA
☒ RI	☐ SC	☒ SD	☐ TN	☒ TX	☒ UT	☒ VT	☒ VA	☒ WA	☐ WV	☒ WI	☐ WY	☐ PR

Full Name (Last name first, if individual)

CAPITAL WEST SECURITIES, INC. (CRD #38182)

Business or Residence Address (Number and Street, City, State, Zip Code)

211 North Robinson Street, Suite 200, Oklahoma City, OK 73102-7101

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

☒ AL	☒ AK	☒ AZ	☒ AR	☒ CA	☒ CO	☒ CT	☐ DE	☐ DC	☒ FL	☒ GA	☒ HI	☒ ID
☒ IL	☒ IN	☒ IA	☒ KS	☒ KY	☒ LA	☐ ME	☒ MD	☒ MA	☒ MI	☒ MN	☒ MS	☒ MO
☒ MT	☒ NE	☒ NV	☐ NH	☒ NJ	☒ NM	☒ NY	☒ NC	☒ ND	☒ OH	☒ OK	☒ OR	☒ PA
☒ RI	☒ SC	☒ SD	☒ TN	☒ TX	☒ UT	☐ VT	☒ VA	☒ WA	☒ WV	☒ WI	☒ WY	☐ PR

Full Name (Last name first, if individual)

COMMONWEALTH FINANCIAL NETWORK (CRD #8032)

Business or Residence Address (Number and Street, City, State, Zip Code)

29 Sawyer Road, Waltham, MA 02453-3483

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

☐ AL	☐ AK	☐ AZ	☐ AR	☐ CA	☐ CO	☐ CT	☐ DE	☐ DC	☐ FL	☐ GA	☐ HI	☐ ID
☐ IL	☐ IN	☐ IA	☐ KS	☐ KY	☐ LA	☐ ME	☐ MD	☐ MA	☐ MI	☐ MN	☐ MS	☐ MO
☐ MT	☐ NE	☐ NV	☐ NH	☐ NJ	☐ NM	☐ NY	☐ NC	☐ ND	☐ OH	☐ OK	☐ OR	☐ PA
☐ RI	☐ SC	☐ SD	☐ TN	☐ TX	☐ UT	☐ VT	☐ VA	☐ WA	☐ WV	☐ WI	☐ WY	☐ PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 10,000.00	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

CULLUM & BURKS SECURITIES, INC. (CRD #46600)

Business or Residence Address (Number and Street, City, State, Zip Code)

13355 Noel Road, Suite 1300, One Galleria Tower, Dallas, TX 75240

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[X] AL	AK	[X] AZ	[X] AR	[X] CA	[X] CO	[X] CT	DE	[X] DC	[X] FL	[X] GA	HI	[X] ID
[X] IL	[X] IN	[X] IA	[X] KS	[X] KY	[X] LA	ME	[X] MD	[X] MA	[X] MI	[X] MN	MS	[X] MO
[X] MT	[X] NE	NV	NH	[X] NJ	[X] NM	[X] NY	[X] NC	[X] ND	[X] OH	[X] OK	[X] OR	[X] PA
RI	SC	SD	[X] TN	[X] TX	[X] UT	VT	[X] VA	[X] WA	WV	[X] WI	[X] WY	PR

Full Name (Last name first, if individual)

DUNWOODY BROKERAGE SERVICES, INC. (CRD #31183)

Business or Residence Address (Number and Street, City, State, Zip Code)

4243 Dunwoody Club Drive, Suite 200, Atlanta, GA 30350-5206

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[X] AL	AK	[X] AZ	[X] AR	[X] CA	[X] CO	[X] CT	DE	[X] DC	[X] FL	[X] GA	HI	ID
[X] IL	IN	IA	KS	KY	[X] LA	ME	[X] MD	[X] MA	[X] MI	MN	[X] MS	MO
MT	NE	NV	NH	[X] NJ	NM	[X] NY	[X] NC	ND	[X] OH	[X] OK	OR	[X] PA
RI	[X] SC	SD	[X] TN	[X] TX	UT	VT	[X] VA	[X] WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

EDWIN C. BLITZ INVESTMENTS, INC. (CRD #7638)

Business or Residence Address (Number and Street, City, State, Zip Code)

3330 Old Glenview Road, Suite 12, Wilmette, IL 60091-2963

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[X] AL	AK	AZ	AR	CA	CO	CT	DE	DC	[X] FL	GA	HI	ID
[X] IL	[X] IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	[X] VA	WA	WV	[X] WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[ ]	[X]
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 10,000.00	
3.	Does the offering permit joint ownership of a single unit?	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

CHESTER HARRIS & COMPANY, INCORPORATED (CRD #7116)

Business or Residence Address (Number and Street, City, State, Zip Code)

222 Mamaroneck Avenue, P.O. Box 668, White Plains, NY 10602

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY ✓	NC	ND	OH ✓	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

FIRST ALLIED SECURITIES, INC. (CRD #32444)

Business or Residence Address (Number and Street, City, State, Zip Code)

525 B Street, 17th Floor, San Diego, CA 92101

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [X] All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

GARRY PIERCE FINANCIAL SERVICES, LLP (CRD #42141)

Business or Residence Address (Number and Street, City, State, Zip Code)

1929 N. Washington Street, Bismarck, ND 58501

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT ✓	NE	NV	NH	NJ	NM	NY	NC	ND ✓	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[ ]	[X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? ..... $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

FIRST MIDWEST SECURITIES, INC. (CRD #21786)

Business or Residence Address (Number and Street, City, State, Zip Code)

207 W. Jefferson Street, Suite 102, Bloomington, IL 61701

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ..... [X] All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

FLORIDA CAPITAL SECURITIES CORP. (CRD #15774)

Business or Residence Address (Number and Street, City, State, Zip Code)

300 International Parkway, Suite 130, Heathrow, FL 32746

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ..... [ ] All States

AL ✓	AK	AZ	AR	CA ✓	CO	CT	DE	DC	FL ✓	GA	HI	ID
IL ✓	IN ✓	IA	KS	KY ✓	LA ✓	ME	MD ✓	MA ✓	MI ✓	MN ✓	MS	MO
MT	NE	NV	NH	NJ ✓	NM	NY ✓	NC ✓	ND ✓	OH ✓	OK	OR	PA ✓
RI	SC ✓	SD	TN ✓	TX ✓	UT	VT	VA ✓	WA ✓	WV	WI ✓	WY	PR ✓

Full Name (Last name first, if individual)

GRAMERCY SECURITIES, INC. (CRD #8177)

Business or Residence Address (Number and Street, City, State, Zip Code)

3949 Old Post Road, Charleston, RI 02813

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ..... [ ] All States

AL	AK	AZ ✓	AR	CA ✓	CO ✓	CT ✓	DE	DC	FL ✓	GA ✓	HI ✓	ID
IL	IN	IA	KS	KY	LA ✓	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM ✓	NY ✓	NC	ND	OH	OK	OR ✓	PA
RI ✓	SC	SD	TN	TX ✓	UT	VT ✓	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

GRANT BETTINGEN, INC. (CRD #16944)

Business or Residence Address (Number and Street, City, State, Zip Code)

19900 MacArthur Boulevard, Suite 110, Irvine, CA 92612

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

AL ✓	AK ✓	AZ ✓	AR ✓	CA ✓	CO ✓	CT ✓	DE	DC ✓	FL ✓	GA ✓	HI ✓	ID ✓
IL ✓	IN ✓	IA	KS ✓	KY ✓	LA ✓	ME	MD ✓	MA ✓	MI ✓	MN ✓	MS ✓	MO ✓
MT ✓	NE	NV ✓	NH ✓	NJ ✓	NM ✓	NY ✓	NC ✓	ND	OH	OK	OR ✓	PA ✓
RI ✓	SC ✓	SD	TN	TX ✓	UT ✓	VT ✓	VA ✓	WA ✓	WV ✓	WI	WY ✓	PR

Full Name (Last name first, if individual)

GUNNALLEN FINANCIAL, INC. (CRD #17609)

Business or Residence Address (Number and Street, City, State, Zip Code)

5002 W. Waters Avenue, Tampa, FL 33634

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

HARRISON DOUGLAS, INC. (CRD #16515)

Business or Residence Address (Number and Street, City, State, Zip Code)

3025 South Parker Road #801, Aurora, CO 80014

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

AL	AK	AZ ✓	AR	CA ✓	CO ✓	CT	DE	DC	FL ✓	GA	HI	ID
IL	IN ✓	IA	KS	KY	LA	ME	MD	MA	MI	MN ✓	MS	MO
MT	NE	NV ✓	NH	NJ	NM ✓	NY	NC ✓	ND	OH ✓	OK ✓	OR	PA
RI	SC	SD	TN	TX ✓	UT ✓	VT	VA ✓	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

LIBERTY INVESTMENT COUNSEL, LTD. (CRD #10062)

Business or Residence Address (Number and Street, City, State, Zip Code)

700 Pilgrim Parkway, Suite 300, Elm Grove, WI 53122

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI ✓	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? .... Yes [ ] No [X]

   Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 10,000.00

3. Does the offering permit joint ownership of a single unit? .... Yes [X] No [ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

H. BECK, INC. (CRD #1763)

Business or Residence Address (Number and Street, City, State, Zip Code)

11140 Rockville Pike #400, Rockville, MD 20852

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[X] AL	[X] AK	[X] AZ	[X] AR	[X] CA	[X] CO	[X] CT	[X] DE	[X] DC	[X] FL	[X] GA	[X] HI	[X] ID
[X] IL	[X] IN	[X] IA	[X] KS	[X] KY	[X] LA	[X] ME	[X] MD	[X] MA	[X] MI	[X] MN	[X] MS	[X] MO
[X] MT	[X] NE	[X] NV	[X] NH	[X] NJ	[X] NM	[X] NY	[X] NC	[X] ND	[X] OH	[X] OK	[X] OR	[X] PA
[X] RI	[X] SC	[X] SD	[X] TN	[X] TX	[X] UT	[X] VT	[X] VA	[X] WA	[X] WV	[X] WI	[X] WY	[ ] PR

Full Name (Last name first, if individual)

IMS SECURITIES, INC (CRD #35567)

Business or Residence Address (Number and Street, City, State, Zip Code)

1500 City West Boulevard, Suite 500, Houston, TX 77042

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[X] AL	[X] AK	[X] AZ	[X] AR	[X] CA	[X] CO	[X] CT	[ ] DE	[X] DC	[X] FL	[X] GA	[X] HI	[X] ID
[X] IL	[X] IN	[X] IA	[X] KS	[X] KY	[X] LA	[ ] ME	[X] MD	[X] MA	[X] MI	[X] MN	[X] MS	[X] MO
[ ] MT	[X] NE	[X] NV	[X] NH	[X] NJ	[X] NM	[X] NY	[X] NC	[ ] ND	[X] OH	[X] OK	[X] OR	[X] PA
[ ] RI	[X] SC	[X] SD	[X] TN	[X] TX	[X] UT	[X] VT	[X] VA	[X] WA	[X] WV	[X] WI	[ ] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[ ] AL	[ ] AK	[ ] AZ	[ ] AR	[ ] CA	[ ] CO	[ ] CT	[ ] DE	[ ] DC	[ ] FL	[ ] GA	[ ] HI	[ ] ID
[ ] IL	[ ] IN	[ ] IA	[ ] KS	[ ] KY	[ ] LA	[ ] ME	[ ] MD	[ ] MA	[ ] MI	[ ] MN	[ ] MS	[ ] MO
[ ] MT	[ ] NE	[ ] NV	[ ] NH	[ ] NJ	[ ] NM	[ ] NY	[ ] NC	[ ] ND	[ ] OH	[ ] OK	[ ] OR	[ ] PA
[ ] RI	[ ] SC	[ ] SD	[ ] TN	[ ] TX	[ ] UT	[ ] VT	[ ] VA	[ ] WA	[ ] WV	[ ] WI	[ ] WY	[ ] PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

MERRIMAC CORPORATE SECURITIES, INC. (CRD #35463)

Business or Residence Address (Number and Street, City, State, Zip Code)

1855 W SR 434, Suite 280, Longwood, FL 32750

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[x] AL	[ ] AK	[x] AZ	[ ] AR	[x] CA	[x] CO	[x] CT	[ ] DE	[ ] DC	[x] FL	[x] GA	[ ] HI	[x] ID
[x] IL	[x] IN	[x] IA	[ ] KS	[x] KY	[ ] LA	[x] ME	[x] MD	[x] MA	[x] MI	[x] MN	[x] MS	[x] MO
[ ] MT	[x] NE	[x] NV	[x] NH	[x] NJ	[x] NM	[x] NY	[x] NC	[ ] ND	[x] OH	[ ] OK	[x] OR	[x] PA
[x] RI	[x] SC	[ ] SD	[ ] TN	[x] TX	[ ] UT	[ ] VT	[x] VA	[x] WA	[x] WV	[x] WI	[ ] WY	[x] PR

Full Name (Last name first, if individual)

NEXT FINANCIAL GROUP, INC. (CRD #46214)

Business or Residence Address (Number and Street, City, State, Zip Code)

2500 Wilcrest Drive, Suite 620, Houston, TX 77042

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[x] AL	[x] AK	[x] AZ	[x] AR	[x] CA	[x] CO	[x] CT	[x] DE	[x] DC	[x] FL	[x] GA	[x] HI	[x] ID
[x] IL	[x] IN	[x] IA	[x] KS	[x] KY	[x] LA	[x] ME	[x] MD	[x] MA	[x] MI	[x] MN	[x] MS	[x] MO
[x] MT	[x] NE	[x] NV	[x] NH	[x] NJ	[x] NM	[x] NY	[x] NC	[x] ND	[x] OH	[x] OK	[x] OR	[x] PA
[x] RI	[x] SC	[x] SD	[x] TN	[x] TX	[x] UT	[x] VT	[x] VA	[x] WA	[x] WV	[x] WI	[x] WY	[x] PR

Full Name (Last name first, if individual)

PACIFIC WEST SECURITIES, INC. (CRD #6390)

Business or Residence Address (Number and Street, City, State, Zip Code)

One Renton Place, 555 S. Renton Village Pl, Suite 700, Renton, WA 98055

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[x] AL	[x] AK	[x] AZ	[ ] AR	[x] CA	[x] CO	[x] CT	[ ] DE	[x] DC	[x] FL	[x] GA	[x] HI	[x] ID
[x] IL	[x] IN	[x] IA	[x] KS	[x] KY	[x] LA	[x] ME	[x] MD	[x] MA	[x] MI	[x] MN	[x] MS	[x] MO
[x] MT	[x] NE	[x] NV	[x] NH	[x] NJ	[x] NM	[x] NY	[x] NC	[x] ND	[x] OH	[x] OK	[x] OR	[x] PA
[ ] RI	[x] SC	[x] SD	[x] TN	[x] TX	[x] UT	[x] VT	[x] VA	[x] WA	[x] WV	[x] WI	[x] WY	[ ] PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

LINSCO/PRIVATE LEDGER CORP. (CRD #6413)

Business or Residence Address (Number and Street, City, State, Zip Code)

9765 Towne Center Drive, San Diego, CA 92121

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

FIRST MONTAUK SECURITIES CORP. (CRD #13755)

Business or Residence Address (Number and Street, City, State, Zip Code)

328 Newman Springs Road, Red Bank, NJ 07701

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

SPENCER EDWARDS, INC. (CRD #22067)

Business or Residence Address (Number and Street, City, State, Zip Code)

6041 S. Syracuse Way, Suite 305, Englewood, CO 80111

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

☑ AL	☑ AK	☑ AZ	☑ AR	☑ CA	☑ CO	☑ CT	☑ DE	☑ DC	☑ FL	☑ GA	☑ HI	☑ ID
☑ IL	☑ IN	☑ IA	☑ KS	KY	☑ LA	ME	☑ MD	☑ MA	☑ MI	☑ MN	☑ MS	☑ MO
☑ MT	☑ NE	☑ NV	☑ NH	☑ NJ	☑ NM	☑ NY	☑ NC	☑ ND	☑ OH	☑ OK	☑ OR	☑ PA
☑ RI	☑ SC	SD	TN	☑ TX	☑ UT	VT	☑ VA	☑ WA	☑ WV	WI	☑ WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$ 10,000.00	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

PAVEK INVESTMENT, INC. (CRD #15791)

Business or Residence Address (Number and Street, City, State, Zip Code)

2419 W. Brantwood Avenue, Glendale, WI 53209-3333

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	☑ AZ	AR	☑ CA	CO	☑ CT	DE	DC	☑ FL	GA	HI	ID
☑ IL	☑ IN	IA	KS	KY	LA	ME	MD	MA	☑ MI	MN	MS	MO
MT	NE	☑ NV	NH	NJ	NM	NY	☑ NC	ND	OH	OK	OR	PA
RI	SC	SD	☑ TN	TX	UT	VT	VA	WA	WV	☑ WI	WY	PR

Full Name (Last name first, if individual)

QUESTAR CAPITAL CORPORATION (CRD #43100)

Business or Residence Address (Number and Street, City, State, Zip Code)

655 Fairfield Court, Suite 200, Ann Arbor, MI 48108-2263

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☑ AL	☑ AK	☑ AZ	☑ AR	☑ CA	☑ CO	☑ CT	☑ DE	☑ DC	☑ FL	☑ GA	☑ HI	☑ ID
☑ IL	☑ IN	☑ IA	☑ KS	☑ KY	☑ LA	☑ ME	☑ MD	☑ MA	☑ MI	☑ MN	☑ MS	☑ MO
☑ MT	☑ NE	☑ NV	☑ NH	☑ NJ	☑ NM	☑ NY	☑ NC	☑ ND	☑ OH	☑ OK	☑ OR	☑ PA
☑ RI	☑ SC	☑ SD	☑ TN	☑ TX	☑ UT	☑ VT	☑ VA	☑ WA	☑ WV	☑ WI	☑ WY	PR

Full Name (Last name first, if individual)

SIGNATOR INVESTORS, INC. (CRD #468)

Business or Residence Address (Number and Street, City, State, Zip Code)

197 Clarendon Street (C-8), Boston, MA 02116

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? .... Yes ☐ No ☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 10,000.00

3. Does the offering permit joint ownership of a single unit? .... Yes ☒ No ☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

TRIAD ADVISORS, INC. (CRD #25803)

Business or Residence Address (Number and Street, City, State, Zip Code)

3500 Parkway Lane, Suite 220, Norcross, GA 30092

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

STEVEN L. FALK & ASSOCIATES, INC. (CRD #14297)

Business or Residence Address (Number and Street, City, State, Zip Code)

150 Morris Avenue, 1st Floor, Springfield, NJ 07081

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

AL	[x] AK	AZ	AR	[x] CA	[x] CO	[x] CT	DE	[x] DC	[x] FL	[x] GA	HI	ID
[x] IL	IN	[x] IA	KS	KY	LA	[x] ME	[x] MD	[x] MA	MI	MN	MS	MO
MT	NE	NV	NH	[x] NJ	NM	[x] NY	NC	ND	[x] OH	OK	OR	[x] PA
RI	[x] SC	SD	[x] TN	TX	[x] UT	VT	[x] VA	[x] WA	WV	[x] WI	WY	PR

Full Name (Last name first, if individual)

SUNSET FINANCIAL SERVICES, INC. (CRD #3538)

Business or Residence Address (Number and Street, City, State, Zip Code)

3520 Broadway, Kansas City, MO 64111

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[x] AL	[x] AK	[x] AZ	[x] AR	[x] CA	[x] CO	[x] CT	[x] DE	[x] DC	[x] FL	[x] GA	[x] HI	[x] ID
[x] IL	[x] IN	[x] IA	[x] KS	[x] KY	[x] LA	[x] ME	[x] MD	[x] MA	[x] MI	[x] MN	[x] MS	[x] MO
[x] MT	[x] NE	[x] NV	[x] NH	[x] NJ	[x] NM	[x] NY	[x] NC	[x] ND	[x] OH	[x] OK	[x] OR	[x] PA
[x] RI	[x] SC	[x] SD	[x] TN	[x] TX	[x] UT	[x] VT	[x] VA	[x] WA	[x] WV	[x] WI	[x] WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

SYNERGY INVESTMENT GROUP, LLC (CRD #46035)

Business or Residence Address (Number and Street, City, State, Zip Code)

1660 Dale Earnhardt Boulevard, Kannapolis, NC 28083

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

☒ AL	☒ AK	☒ AZ	☒ AR	☒ CA	☒ CO	☒ CT	☒ DE	☒ DC	☒ FL	☒ GA	☒ HI	☒ ID
IL	☒ IN	☒ IA	☒ KS	☒ KY	☒ LA	ME	☒ MD	☒ MA	☒ MI	☒ MN	☒ MS	☒ MO
☒ MT	☒ NE	☒ NV	NH	☒ NJ	☒ NM	☒ NY	☒ NC	☒ ND	☒ OH	☒ OK	☒ OR	☒ PA
☒ RI	☒ SC	☒ SD	☒ TN	☒ TX	☒ UT	☒ VT	☒ VA	☒ WA	☒ WV	☒ WI	☒ WY	☒ PR

Full Name (Last name first, if individual)

TRANSAM SECURITIES, INC. (CRD #18923)

Business or Residence Address (Number and Street, City, State, Zip Code)

1111 Douglas Avenue, Altamonte Springs, FL 32714

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

☒ AL	AK	☒ AZ	AR	☒ CA	☒ CO	☒ CT	☒ DE	DC	☒ FL	☒ GA	HI	ID
☒ IL	☒ IN	IA	☒ KS	KY	☒ LA	ME	☒ MD	☒ MA	☒ MI	☒ MN	MS	MO
MT	NE	NV	NH	☒ NJ	NM	☒ NY	☒ NC	ND	☒ OH	OK	OR	PA
RI	☒ SC	SD	☒ TN	☒ TX	☒ UT	VT	☒ VA	WA	WV	☒ WI	☒ WY	PR

Full Name (Last name first, if individual)

VSR FINANCIAL SERVICES, INC. (CRD #14503)

Business or Residence Address (Number and Street, City, State, Zip Code)

8620 W. 110th Street 200, Overland Park, KS 66210-9651

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 10,000.00	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

WRP INVESTMENTS, INC. (CRD #7365)

Business or Residence Address (Number and Street, City, State, Zip Code)

4407 Belmont Avenue, Youngstown, OH 44505

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

AL	AK	AZ ✓	AR ✓	CA ✓	CO ✓	CT ✓	DE ✓	DC ✓	FL ✓	GA ✓	HI	ID ✓
IL ✓	IN ✓	IA ✓	KS	KY ✓	LA	ME	MD ✓	MA ✓	MI ✓	MN ✓	MS ✓	MO ✓
MT ✓	NE	NV ✓	NH ✓	NJ ✓	NM ✓	NY ✓	NC ✓	ND	OH ✓	OK	OR ✓	PA ✓
RI ✓	SC ✓	SD ✓	TN ✓	TX ✓	UT	VT ✓	VA ✓	WA ✓	WV ✓	WI ✓	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

CCH B20453 0630

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$ 35,000,000.00	$ 0.00
Other (Specify)	$	$
Total	$ 35,000,000.00	$ 0.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$ 0.00
Non-accredited Investors	0	$ 0.00
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ 0.00

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☒	$ 35,000.00
Legal Fees	☒	$ 50,000.00
Accounting Fees	☒	$ 5,000.00
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☒	$ 3,150,000.00
Other Expenses (identify) marketing, blue sky, underwriting	☒	$ 1,740,000.00
Total	☒	$ 4,980,000.00

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b Enter the difference between the aggregate offering price given in response to Part C—Question 1 and total expenses furnished in response to Part C—Question 4 a. This difference is the "adjusted gross proceeds to the issuer." .... $ 30,020,000.00

5 Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C—Question 4 b above

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify):	☐ $	☐ $
Construction of multi-family residential communities and improvements	☐ $	☒ $ 30,020,000.00
Column Totals	☐ $	☒ $ 30,020,000.00
Total Payments Listed (column totals added)	☒ $ 30,020,000.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
FLORIDA CAPITAL INVESTMENT PARTNERS, LTD.	[signature]	1-17-2005
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Katherine A. Christy	Manager of FCLC Investment, LLC, General Partner of Issuer	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)